Prepayments and Other Receivables	9 Months Ended
Sep. 30, 2023
Prepayments and Other Receivables.
Prepayments and Other Receivables

6. Prepayments and other receivables

	September 30,	December 31,
	2023	2022
	€1,000	€1,000
Prepayments	970	2,449
Eli Lilly up-front receivable	—	56,254
Other receivables	2,635	375
	3,605	59,078

At September 30, 2023 and December 31, 2022 prepayments consisted principally of payments made by the Company for services not yet provided by vendors. At September 30, 2023 other receivables consisted principally of recharged employee costs, deposits and amounts receivable from government agencies. At December 31, 2022, other receivables primarily consisted of deposits. Note 9 Borrowings describes the transaction related to the Innovation credit receivable and Note 17 Revenue describes the transaction related to the Eli Lilly up-front receivable.